Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Schedule of Balances of Other Financial Liabilities

	December 31, 2020		December 31, 2019
	Current	Non-Current	Current	Non-Current
Other Financial Liabilities	ThUS$	ThUS$	ThUS$	ThUS$
Interest-bearing borrowings	1,815,160	3,837,697	1,397,187	4,780,797
Hedging derivatives (*)	6,730	9	9,500	1,036
Non-hedging derivatives (**)	3,240	—	1,720	—
Total	1,825,130	3,837,706	1,408,407	4,781,833

(*)See Note 23.2.a

(**)See Note 23.2.b

Schedule of Interest-bearing Borrowings

	December 31, 2020		December 31, 2019
	Current	Non-Current	Current	Non-Current
Classes of Interest-Bearing Borrowings	ThUS$	ThUS$	ThUS$	ThUS$
Secured bank loans	235,404	247,150	258,976	585,107
Unsecured bank loans	927,075	149,057	447,954	37,173
Unsecured bonds	409,087	2,864,794	264,634	3,357,885
Secured bonds	154,955	395,289	395,987	696,529
Other obligations	88,639	181,407	29,636	104,103
Total	1,815,160	3,837,697	1,397,187	4,780,797

Summary of Bank Loans by Currency and Maturity
-	Summary of bank loans by currency and maturity

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2020
Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	2.65%	0.94%	Unsecured	175,040	150,196	325,236	—	—	—	—	—	—
Chile	CLP	6.00%	6.00%	Unsecured	1	—	1	—	—	—	—	—	—
Peru	PEN	2.62%	2.59%	Unsecured	—	25,043	25,043	—	—	—	—	—	—
Peru	PEN	2.75%	2.71%	Unsecured	157	168,609	168,766	46,989	38,697	—	—	—	85,686
Brazil	US$	3.98%	3.63%	Secured	134,692	75,656	210,348	164,746	—	2,778	—	—	167,524
Brazil	BRL	5.52%	5.41%	Secured	7,747	15,847	23,594	21,268	15,779	9,881	8,953	20,922	76,803
Brazil	US$	2.21%	2.20%	Unsecured	127,016	86,730	213,746	—	—	—	—	—	—
Brazil	BRL	2.20%	2.19%	Unsecured	37,377	30,014	67,391	—	—	—	—	—	—
Colombia	COP	0.01%	0.01%	Secured	281	1,181	1,462	1,575	1,248	—	—	—	2,823
Colombia	COP	3.68%	3.62%	Unsecured	153	126,739	126,892	11,346	20,478	20,478	10,737	332	63,371
		Total			482,464	680,015	1,162,479	245,924	76,202	33,137	19,690	21,254	396,207

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2019
Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	4.99%	2.67%	Unsecured	—	351,820	351,820	—	—	—	—	—	—
Chile	CLP	6.00%	6.00%	Unsecured	1	—	1	—	—	—	—	—	—
Peru	PEN	4.16%	4.10%	Unsecured	—	—	—	22,614	—	—	—	—	22,614
Brazil	US$	4.44%	4.16%	Secured	7,281	151,859	159,140	318,251	148,012	—	2,786	—	469,049
Brazil	BRL	6.70%	6.60%	Secured	7,458	92,378	99,836	27,916	26,338	15,975	10,576	35,253	116,058
Brazil	US$	4.66%	4.65%	Unsecured	495	60,534	61,029	—	—	—	—	—	—
Brazil	BRL	6.53%	6.52%	Unsecured	876	—	876	—	—	—	—	—	—
Colombia	COP	5.73%	5.61%	Unsecured	1,396	32,832	34,228	7,524	3,575	1,038	1,038	1,384	14,559
		Total			17,507	689,423	706,930	376,305	177,925	17,013	14,400	36,637	622,280

Summary of Unsecured Liabilities by Currency and Maturity
•	Summary of Unsecured bonds by currency and maturity

				Current			Non-Current
				Maturity			Maturity
		Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2020
Country	Currency	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	—	4,405	4,405	—	—	—	—	588,112	588,112
Chile	UF	5.75%	Unsecured	—	7,103	7,103	3,611	—	—	—	—	3,611
Peru	US$	6.34%	Unsecured	—	275	275	—	—	—	—	10,017	10,017
Peru	PEN	6.24%	Unsecured	3,531	29,344	32,875	31,787	44,225	42,126	38,697	161,837	318,672
Brazil	BRL	6.24%	Unsecured	5,425	33,691	39,116	67,383	62,493	361,796	92,308	175,405	759,385
Colombia	COP	5.74%	Unsecured	245,073	80,240	325,313	254,173	223,554	202,170	220,981	284,119	1,184,997

Total				254,029	155,058	409,087	356,954	330,272	606,092	351,986	1,219,490	2,864,794

				Current			Non-Current
				Maturity			Maturity
		Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2019
Country	Currency	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	—	4,471	4,471	—	—	—	—	586,224	586,224
Chile	UF	5.75%	Unsecured	—	6,228	6,228	6,543	3,223	—	—	—	9,766
Peru	US$	6.06%	Unsecured	418	10,002	10,420	—	—	—	—	10,001	10,001
Peru	PEN	6.26%	Unsecured	3,992	41,588	45,580	30,152	34,675	48,244	45,954	218,755	377,780
Brazil	BRL	7.33%	Unsecured	61,962	2,064	64,026	43,503	85,696	240,094	298,609	316,363	984,265
Colombia	COP	7.71%	Unsecured	33,128	100,781	133,909	307,641	264,755	232,874	134,501	450,078	1,389,849

Total				99,500	165,134	264,634	387,839	388,349	521,212	479,064	1,581,421	3,357,885

Summary of Secured Liabilities by Currency and Maturity
•	Summary of secured bonds by currency and maturity

				Current			Non-Current
		Nominal	Secured /	Maturity		Total current	Maturity					Total Non- Current
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	12-31-2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	12-31-2020
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Brazil	BRL	7.31%	Unsecured	3,478	151,477	154,955	149,733	150,272	16,027	16,027	63,230	395,289
Total				3,478	151,477	154,955	149,733	150,272	16,027	16,027	63,230	395,289

				Current			Non-Current
		Nominal	Secured /	Maturity		Total current	Maturity					Total Non- Current
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	12-31-2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	12-31-2019
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Brazil	BRL	7.31%	Secured	11,275	384,712	395,987	194,043	192,045	192,727	19,628	98,086	696,529
Total				11,275	384,712	395,987	194,043	192,045	192,727	19,628	98,086	696,529

Summary of Changes in Reserve for Cash Flow Hedges

	12-31-2020	12-31-2019	12-31-2018
	ThUS$	ThUS$	ThUS$
Balance in hedging reserves (hedging revenues) at the beginning of the year, net	(9,453)	(9,882)	(9,754)
Foreign currency exchange differences recorded in equity, net	(1,319)	424	(1,181)
Recognition of foreign currency exchange differences revenue, net	913	189	634
Foreign currency translation differences	756	(184)	419
Balance in hedging reserves (hedging revenues) at the end of the year, net	(9,103)	(9,453)	(9,882)

Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of estimates of undiscounted cash flows by type of financial debt
-	Summary of bank loans by currencies and maturities

			Current			Non-Current
			Maturity		Total Current 12/31/2020	Maturity					Total Non-Current 12/31/2020
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	0.94%	175,940	150,366	326,306	—	—	—	—	—	—
Peru	PEN	2.71%	1,102	171,132	172,234	48,505	39,557	—	—	—	88,062
Peru	US$	2.59%	151	25,050	25,201	—	—	—	—	—	—
Colombia	COP	3.62%	2,746	125,276	128,022	15,435	23,344	21,204	10,775	334	71,092
Brazil	US$	2.91%	294,873	107,696	402,569	49,366	127	2,819	—	—	52,312
Brazil	BRL	3.80%	10,496	112,467	122,963	143,573	18,697	11,953	10,476	22,414	207,113
Total			485,308	691,987	1,177,295	256,879	81,725	35,976	21,251	22,748	418,579

			Current			Non-Current
			Maturity		Total Current 12/31/2019	Maturity					Total Non-Current 12/31/2019
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	3.33%	2,859	350,952	353,811	—	—	—	—	—	—
Peru	PEN	4.10%	235	704	939	23,080	—	—	—	—	23,080
Colombia	COP	5.61%	2,221	34,131	36,352	8,228	3,875	1,200	1,145	1,439	15,887
Brazil	US$	4.40%	6,217	298,443	304,660	322,374	49,552	140	2,827	—	374,893
Brazil	BRL	6.56%	11,071	32,956	44,027	39,125	129,934	22,224	13,671	37,964	242,918
Argentina	ARS	0.00%	—	—	—	—	—	—	—	—	—
Total			22,603	717,186	739,789	392,807	183,361	23,564	17,643	39,403	656,778

Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of estimates of undiscounted cash flows by type of financial debt

-	Summary of secured and unsecured bonds by currency and maturity

			Current			Non-Current
			Maturity		Total Current 12/31/2020	Maturity					Total Non-Current 12/31/2020
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.30%	6,248	18,743	24,991	24,991	24,991	24,991	24,991	621,693	721,657
Chile	UF	5.75%	172	7,482	7,654	3,807	—	—	—	—	3,807
Peru	US$	6.34%	157	471	628	628	628	628	628	11,309	13,821
Peru	PEN	6.24%	5,292	42,218	47,510	50,087	60,314	56,162	50,510	209,399	426,472
Colombia	COP	5.74%	236,187	138,040	374,227	321,820	270,759	238,759	247,208	332,765	1,411,311
Brazil	BRL	5.94%	17,348	236,255	253,603	278,779	393,232	312,535	106,090	261,456	1,352,092
Total			265,404	443,209	708,613	680,112	749,924	633,075	429,427	1,436,622	3,929,160

			Current			Non-Current
			Maturity		Total Current 12/31/2019	Maturity					Total Non-Current 12/31/2019
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.30%	6,265	18,794	25,059	25,059	25,059	25,059	25,059	646,809	747,045
Chile	UF	5.75%	340	7,080	7,420	7,247	3,555	—	—	—	10,802
Peru	US$	6.06%	305	10,768	11,073	632	632	632	632	11,948	14,476
Peru	PEN	6.31%	6,444	57,879	64,323	51,881	54,694	65,866	61,329	283,798	517,568
Colombia	COP	7.18%	28,377	182,656	211,033	394,102	338,555	283,029	173,072	535,052	1,723,810
Brazil	BRL	7.34%	88,674	487,188	575,862	349,956	374,265	503,825	360,895	463,679	2,052,620
Total			130,405	764,365	894,770	828,877	796,760	878,411	620,987	1,941,286	5,066,321

Financial Lease [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of estimates of undiscounted cash flows by type of financial debt
-	Summary of lease obligations by currency and maturity

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12/31/2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2020
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Argentina	US$	0.25%	1,946	4,296	6,242	3,781	4,374	7,494	7,494	18,590	41,733
Colombia	COP	0.32%	94	-	94	-	-	-	-	-	-
Brazil	BRL	7.19%	58,113	34,017	92,130	56,158	44,720	37,124	11,104	4,796	153,902
Total			60,153	38,313	98,466	59,939	49,094	44,618	18,598	23,386	195,635

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12/31/2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2019
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Argentina	US$	0.25%	1,195	6,339	7,534	5,340	5,175	5,383	4,770	21,881	42,549
Brazil	BRL	7.54%	9,081	27,222	36,303	30,630	28,683	17,293	3,711	9,943	90,260
Colombia	COP	0.00%	-	-	-	-	-	-	-	-	-
Total			10,276	33,561	43,837	35,970	33,858	22,676	8,481	31,824	132,809